Summary of Significant Accounting Policies (Details) - Schedule of noncontrolling interests	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
VIDA [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	¥ (31,782,447)	$ (4,735,591)	¥ (31,675,783)
VIYI [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	105,434,902	15,709,822	107,249,069
Noncontrolling interests subscriptions receivable [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	(172,528)	(172,528)	(172,528)
Total noncontrolling interests	¥ 73,479,927	$ 10,948,524	¥ 75,400,758